Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net earnings	$ 224,553	$ 236,936
Change in foreign currency translation	10,034	(20,684)
Reclassification of accumulated foreign currency translation on disposal of operations	1,146	0
Unrealized gain (loss) on financial derivatives	(11,112)	5,910
Unrealized gain on available for sale securities	300	99
Pension liability adjustments	(391)	509
Total other comprehensive gain (loss), net of tax	(23)	(14,166)
Comprehensive earnings	224,530	222,770
Less: Comprehensive earnings attributable to non-controlling interests	93,442	93,007
Comprehensive earnings attributable to Company	$ 131,088	$ 129,763